Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Cash equivalents	$ 0	$ 0
Advertising costs	$ 659,877	$ 467,897
Computer Equipment [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Property and equipment estimated useful lives	3 years